Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts Receivable, Net
5.	Accounts Receivable, Net
Accounts receivable, net, consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Accounts receivable	173,197	125,606	19,710
Allowance for doubtful accounts	(10,051)	(69,417)	(10,893)

	163,146	56,189	8,817

The movements in the allowance for doubtful accounts were:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$

Balance at the beginning of the year	(392)	(862)	(10,051)	(1,577)
Additional provision charged to expense	(469)	(9,217)	(59,347)	(9,313)
Foreign currency translation	(1)	28	(19)	(3)

Balance at the end of the year	(862)	(10,051)	(69,417)	(10,893)

In March 2021, the Group signed payment commitment letters with certain customers. RMB16,242(US$2,549) was included in other non-current assets in the Group’s consolidated balance sheet as of December 31, 2020 for the uncollected balance due in April 2022 based on the payment schedule in the aforementioned commitment letters.